Income Taxes (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Schedule of Income (Loss) Before Income Taxes	Income (loss) before taxes includes the following components:
	Years Ended December 31,
	2022	2021
United States	$(22,719,272)	$(74,262,131)
Foreign	(1,837,434)	(354,181)
Total income (loss) before income taxes	(24,556,706)	(74,616,312)

Schedule of Income Tax Expense
	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Income tax expense	$—	$—	$—	$—
Effective tax rate	0.0%	0.0%	0.0%	0.0%
Income tax expense is summarized as follows:
	Years Ended December 31,
	2022	2021
Federal	$—	$—
State	800	1,000
Current income tax expense	800	1,000

Federal	—	—
State	—	—
Deferred income tax expense	$—	$—
Income tax expense	$800	$1,000

Schedule of Reconciliation between Income Tax Expense	The reconciliation between the income tax expense and the amount computed by applying the statutory federal tax rate of 21% to loss before taxes is as follows:
	Years Ended December 31,
	2022	2021
Federal income tax benefit at statutory federal tax rate	$(5,160,372)	$(15,669,426)
State income tax, net of federal benefit	(823,890)	(776,843)
Noncontrolling interest	113,157	449,037
Stock compensation	624,065	452,444
Change in fair value of warrants	(2,517,157)	65,604
162(m) excess compensation	—	237,247
Change in valuation allowance	7,666,631	9,413,411
Finance costs	54,802	5,643,259
Other	43,564	186,267
Income tax expense	$800	$1,000

Schedule of Significant Components of the Company’s Deferred Tax Assets (Liabilities)	Significant components of the Company’s deferred tax assets (liabilities) are as follows:
	Years Ended December 31,
	2022	2021
Equity investment	$(489,911)	$(576,523)
Accrued liabilities and other	1,118,256	1,007,644
Right-of-use assets	(1,246,870)	(845,240)
Lease liabilities	1,389,893	845,240
Research and experimental expenditures	1,507,144	—
Net operating losses	15,772,670	9,953,429
Net deferred tax assets (liabilities) before valuation allowance	18,051,182	10,384,550
Valuation allowance	(18,051,182)	(10,384,550)
Net deferred tax assets (liabilities)	$—	$—